Note 3 - Corporate Information and Group Composition - Gain on Loss of Control (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Reclassification of foreign currency translation reserve		$ 0	$ 2,936	$ 7
Discontinued operations [member]
Statement Line Items [Line Items]
Fair value of shares in Nanobank	$ 264,936
Less: Carrying amount of net assets disposed of	22,766
Less: Carrying amount of TenSpot Pesa Limited receivables transferred to Nanobank	87,867
Gain on sale before income tax and reclassification of foreign currency translation reserve	154,304
Reclassification of foreign currency translation reserve	(2,936)	0	1,802	1,134
Income tax expense on gain	0
Gain on sale after income tax	$ 151,368	$ 0	$ 151,368	$ 0